Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	Dec. 03, 2023	Dec. 02, 2023	Mar. 01, 2023
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money Market Funds			$ 8,436,311
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds